Vessels, net/Assets held for sale (Tables)	6 Months Ended
Jun. 30, 2024
Vessels, net/Assets held for sale [Abstract]
Vessels, Net
(a) Vessels, net: The amounts in the accompanying unaudited condensed consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated depreciation	Net Book Value
Balance December 31, 2023	262,066,353	(32,529,357)	229,536,996
— Acquisitions, improvements, and other vessel costs	26,494	—	26,494
— Vessel disposals	(57,997,284)	8,420,635	(49,576,649)
— Period depreciation	—	(6,627,985)	(6,627,985)
Balance June 30, 2024	204,095,563	(30,736,707)	173,358,856

Assets Held for Sale
The respective sales of the above vessels took place due to favorable offers in each case. The terms of each of the transactions on December 21, 2023, January 19, 2024 and February 15, 2024 were negotiated and approved by a special committee of the Company’s disinterested and independent directors.

Assets held for sale
Balance December 31, 2023	$38,656,048
Asset’s disposal	(38,656,048)
Balance June 30, 2024	$—